United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 98.36%
CONSUMER DISCRETIONARY - 11.86%
Auto Components - 1.19%
TRW Automotive Holdings Corp.A	7,300	$339

Media - 3.71%
DIRECTV, Class AA	3,100	153
DISH Network Corp., Class A	9,700	319
Omnicom Group, Inc.	4,800	243
Walt Disney Co.	7,700	338

		1,053

Multiline Retail - 3.91%
Dillard’s, Inc., Class A	6,300	397

	Shares	Fair Value
		(000’s)
Macy’s, Inc.	9,000	$358
Target Corp.	6,100	355

		1,110

Specialty Retail - 1.35%
Gap, Inc.	14,700	384

Textiles & Apparel - 1.70%
VF Corp.	3,300	482

Total Consumer Discretionary		3,368

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 11.17%
Beverages - 2.21%
Brown-Forman Corp., Class B	1,700	$142
Coca-Cola Enterprises, Inc.	7,000	200
Dr Pepper Snapple Group, Inc.	7,100	285

		627

Food & Drug Retailing - 2.25%
Safeway, Inc.	13,200	267
Wal-Mart Stores, Inc.	6,100	373

		640

Food Products - 2.88%
Campbell Soup Co.	7,400	250
ConAgra Foods, Inc.	10,700	281
Kraft Foods, Inc., Class A	7,500	286

		817

Household Products - 3.83%
Colgate-Palmolive Co.	4,300	421
Kimberly-Clark Corp.	4,300	318
Procter & Gamble Co.	5,200	349

		1,088

Total Consumer Staples		3,172

ENERGY - 11.73%
Energy Equipment & Services - 0.95%
National Oilwell Varco, Inc.	3,400	270

Oil & Gas - 10.78%
Chesapeake Energy Corp.	5,900	137
Chevron Corp.	7,514	806
ConocoPhillips	6,600	502
Exxon Mobil Corp.	5,100	442
Hess Corp.	1,700	100
HollyFrontier Corp.	7,800	251
Marathon Oil Corp.	9,100	288
Occidental Petroleum Corp.	3,000	286
Valero Energy Corp.	9,700	250

		3,062

Total Energy		3,332

FINANCIALS - 24.58%
Banks - 2.39%
KeyCorp	17,500	149
U.S. Bancorp	11,700	371
Wells Fargo & Co.	4,700	160

		680

Diversified Financials - 6.02%
Ameriprise Financial, Inc.	4,500	257
Capital One Financial Corp.	5,900	329
CME Group, Inc.	500	145
Discover Financial Services	13,100	436
JPMorgan Chase & Co.	7,500	345
Morgan Stanley	10,100	198

		1,710

	Shares	Fair Value
		(000’s)
Insurance - 10.85%
Aflac, Inc.	7,300	$336
Berkshire Hathaway, Inc., Class BA	6,700	543
Chubb Corp.	8,000	552
Everest Re Group Ltd.	1,600	148
MetLife, Inc.	7,900	295
PartnerRe Ltd.	1,700	115
Prudential Financial, Inc.	5,000	317
Reinsurance Group of America, Inc.	3,500	208
Torchmark Corp.	3,200	160
Travelers Cos., Inc.	6,800	403

		3,077

Real Estate - 5.32%
AvalonBay Communities, Inc.B	3,900	551
CommonWealth REITB	5,100	95
HCP, Inc.B	10,165	401
Ventas, Inc.B	8,100	463

		1,510

Total Financials		6,977

HEALTH CARE - 12.80%
Biotechnology - 1.33%
Biogen Idec, Inc.A	3,000	378

Health Care Providers & Services -7.17%
Aetna, Inc.	8,000	401
AmerisourceBergen Corp.	6,800	270
Humana, Inc.	3,200	296
Quest Diagnostics, Inc.	5,400	330
UnitedHealth Group, Inc.	7,400	436
WellPoint, Inc.	4,100	303

		2,036

Pharmaceuticals - 4.30%
Abbott Laboratories	5,300	325
Bristol-Myers Squibb Co.	12,172	411
Eli Lilly & Co.	5,300	213
Pfizer, Inc.	12,000	272

		1,221

Total Health Care		3,635

INDUSTRIALS - 10.97%
Aerospace & Defense - 5.64%
L-3 Communications Holdings, Inc.	4,300	304
Lockheed Martin Corp.	5,600	504
Northrop Grumman Corp.	6,100	373
Raytheon Co.	8,000	422

		1,603

Industrial Conglomerates - 3.29%
General Electric Co.	16,400	329
Textron, Inc.	10,400	289
Tyco International Ltd.	5,600	315

		933

	Shares	Fair Value

		(000’s)
Road & Rail - 2.04%
Union Pacific Corp.	5,400	$580

Total Industrials		3,116

INFORMATION TECHNOLOGY - 6.24%
Computers & Peripherals - 2.60%
Dell, Inc.A	18,100	301
Hewlett-Packard Co.	10,800	257
Western Digital Corp.A	4,300	178

		736

IT Consulting & Services - 1.80%
Fidelity National Information Services, Inc.	6,900	229
Visa, Inc., Class A	2,400	283

		512

Semiconductor Equipment & Products - 1.33%
Intel Corp.	13,500	379

Software - 0.51%
Microsoft Corp.	4,500	145

Total Information Technology		1,772

MATERIALS - 2.47%
Chemicals - 1.22%
CF Industries Holdings, Inc.	1,900	347

Paper & Forest Products - 1.25%
International Paper Co.	10,100	355

Total Materials		702

TELECOMMUNICATION SERVICES - 3.12%
Diversified Telecommunication Services - 2.58%
AT&T, Inc.	14,049	440
Verizon Communications, Inc.	7,700	294

		734

Wireless Telecommunication Services - 0.54%
Telephone & Data Systems, Inc.	6,630	153

Total Telecommunication Services		887

UTILITIES - 3.42%
Electric Utilities - 2.13%
American Electric Power Co, Inc.	3,600	139
American Water Works Co, Inc.	8,500	288
OGE Energy Corp.	3,300	177

		604

Multi-Utilities - 1.29%
Duke Energy Corp.	17,400	366

Total Utilities		970

Total Common Stock (Cost $21,865)		27,931

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 1.32% (Cost $375)
JPMorgan U.S. Government Money Market Fund	374,538	$375

TOTAL INVESTMENTS - 99.68% (Cost $22,240)		28,306
OTHER ASSETS, NET OF LIABILITIES - 0.32%		90

TOTAL NET ASSETS - 100.00%		$28,396

Percentages are stated as a percent of net assets.

A Non-income producing security.

B REIT - Real Estate Investment Trust.

Futures Contracts
(000’s)
	Number of Contracts	Expiration Date	Fair Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Mini E Index Future	5	June, 2012	$351	$1

			$351	$1

AMERICAN BEACON FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements has not been determined.

Security Valuation

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 -

Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its net asset value (“NAV”), securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included below.

As of March 31, 2012, the Fund’s investments were classified as follows: (in thousands)

	Level 1	Level 2	Level 3	Total
Common Stock	$27,931	$-	$-	$27,931
Short-Term Investments	375	-	-	375

Total Investments in Securities	$28,306	$-	$-	$28,306

Futures Contracts	-	-	-	-

The end of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of March 31, 2012, there were no significant transfers into or out of any level.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and

Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2012, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Bridgeway Large Cap Value Fund	$22,274	$6,420	$(388)	$6,032

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)     There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)     A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: May 30, 2012

By:	/s/ Melinda G. Heika
Melinda G. Heika Treasurer

Date: May 30, 2012